United States
Securities and Exchange Commission
Washington, D.D. 20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: September 30, 2006
Check here if amendment [ ]; Amendment Number
This Amendment (Check only one.) [ ] is a restatement
                                 [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:    Meridian Management Company
Address: 11300 Cantrell Rd., Suite 200
         Little Rock, AR 72212

13F File Number 28-1491

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and table, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:   Diana Hinojosa
Title:  Vice President
Phone:  (501)663-7055
Signature, Place, and Date of Signing:

	Diana Hinojosa	Little Rock, Arkansas November 6, 2006
Report Type (Check only one.):

[ X ]	13F HOLDINGS REPORT
[   ]	13F NOTICE
[   ]	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101     1178    15830 SH       Sole                    15830
Acxiom Corp                    COM              005125109      227     9200 SH       Sole                     9200
Alltel Corp                    COM              020039103      806    14525 SH       Sole                    14525
American Express Co            COM              025816109     1242    22150 SH       Sole                    22150
Amgen Inc                      COM              031162100     1614    22557 SH       Sole                    22557
Anadarko Pete Corp             COM              032511107      245     5600 SH       Sole                     5600
Anheuser Busch Cos             COM              035229103      285     6000 SH       Sole                     6000
BJ Services                    COM              055482103     1235    40975 SH       Sole                    40975
BP Amoco PLC ADR               COM              055622104      435     6636 SH       Sole                     6636
Bellsouth Corp                 COM              079860102      286     6698 SH       Sole                     6698
Bristol Myers Squibb           COM              110122108      300    12035 SH       Sole                    12035
Caremark Rx Inc                COM              141705103     1937    34181 SH       Sole                    34181
Caterpillar Inc                COM              149123101     1663    25275 SH       Sole                    25275
Cisco Systems Inc              COM              17275r102     1856    80777 SH       Sole                    80777
Citigroup Inc.                 COM              172967101     1583    31864 SH       Sole                    31864
Citizens Holding Co            COM              174715102     1049    46327 SH       Sole                    46327
Coca Cola Co                   COM              191216100      697    15600 SH       Sole                    15600
EMC Corp.                      COM              268648102     1154    96352 SH       Sole                    96352
Electronic Arts                COM              285512109     1351    24200 SH       Sole                    24200
Exxon Mobil Corp               COM              302290101     1604    23905 SH       Sole                    23905
First Data Corp.               COM              319963104     1464    34855 SH       Sole                    34855
Flextronics Int'l              COM              y2573f102     1660   131350 SH       Sole                   131350
General Electric Co.           COM              369604103     2859    81005 SH       Sole                    81005
International Business Machine COM              459200101     1821    22225 SH       Sole                    22225
L3 Communications              COM              502424104     1541    19675 SH       Sole                    19675
Lowes Cos Inc                  COM              548661107     1674    59649 SH       Sole                    59649
Medtronic Inc                  COM              585055106      897    19325 SH       Sole                    19325
Microsoft Corp                 COM              594918104     1383    50560 SH       Sole                    50560
Norwood Abbey Limited          COM              019619664       10    96000 SH       Sole                    96000
Oracle Corp                    COM              68389X105     1510    85125 SH       Sole                    85125
Pepsico Inc                    COM              713448108     1326    20325 SH       Sole                    20325
Pfizer Inc                     COM              717081103     2201    77608 SH       Sole                    77608
Pitney Bowes Inc               COM              724479100      728    16400 SH       Sole                    16400
Quest Diagnostics Inc.         COM              74834L100     1978    32340 SH       Sole                    32340
Schlumberger Ltd               COM              806857108     2083    33575 SH       Sole                    33575
Scotts Companies               COM              810186106     1693    38050 SH       Sole                    38050
Southwestern Energy            COM              845467109      913    30550 SH       Sole                    30550
Tellabs Inc                    COM              879664100      261    23850 SH       Sole                    23850
Texas Instrs Inc               COM              882508104     1396    41993 SH       Sole                    41993
United Parcel Service          COM              911312106     1109    15410 SH       Sole                    15410
United Technologies            COM              913017109     2355    37175 SH       Sole                    37175
Wal Mart Stores Inc            COM              931142103     4391    89037 SH       Sole                    89037
Windstream Corp                COM              9738w1041      198    15014 SH       Sole                    15014
Wyeth                          COM              983024100      854    16800 SH       Sole                    16800
Zimmer Holdings, Inc.          COM              98956p102      227     3360 SH       Sole                     3360
iShares Dow Jones Energy Secto IDX              464287796      209 2250.000 SH       Sole                 2250.000
iShares Russell 1000 Index Fun IDX              464287598      220 3040.000 SH       Sole                 3040.000
iShares Russell 2000 Growth In IDX              464287648     1736 23980.000 SH      Sole                23980.000
iShares Russell 2000 Index Fun IDX              464287655     1505 20905.000 SH      Sole                20905.000
iShares Russell Midcap         IDX              464287499      312 3350.000 SH       Sole                 3350.000
iShares S & P 500              IDX              464287200      696 5205.000 SH       Sole                 5205.000
ishares Dow Jones Select Divid IDX              464287168     2202 33150.000 SH      Sole                33150.000
ishares Dow Jones US Health Ca IDX              464287762      912 13925.000 SH      Sole                13925.000
ishares EAFE Index             IDX              464287465      930 13730.000 SH      Sole                13730.000
ishares Russell 1000 Growth In IDX              464287614     1954 37485.000 SH      Sole                37485.000
ishares Russell Mid Cap Growth IDX              464287481     1034 10715.000 SH      Sole                10715.000

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 55

Form 13F Information Tablle Value Total: $66,571
List of Other Included Managers:
No.		13F File Number		Name

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